Condensed Consolidated Interim Balance Sheets - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 580,952	$ 5,381,757	$ 6,617,082	$ 6,125,108	$ 209,933
Accounts receivable	253,849	0
Prepaid expenses and other receivables	153,010	231,733	188,217	158,419	81,130
Inventories (Note 5)	194,573	0
Due from related parties	40,913	41,445	38,554	41,480	44,986
Short term advances	0	125,153	0	0	0
Loan receivable	0	379,908	307,459	0	0
Total Current Assets	1,223,297	6,159,996	7,151,312	6,325,007	336,049
Equipment	203,745	76,750	87,103	100,629	77,922
Intangible assets and goodwill (Note 3)	27,888,979	0
Total Assets	29,316,021	6,236,746	7,238,415	6,425,636	413,971
Current
Accounts payable	405,315	320,871	134,718	208,787	308,947
Accrued liabilities	738,863	515,979	57,840	332,946	155,463
Current portion of lease payable (Note 6)	4,603	0
Promissory notes payable (Note 7)	231,781	0
Convertible loans (Note 7)	483,333	0
Customer deposits	114,487	0
Deferred revenue	97,165	0
Warrant derivative liability	2,582,040	5,135,990	6,067,869	8,382,648	0
Total Current Liabilities	4,657,587	5,972,840
Demand notes payable (Note 7)	328,361	0
Lease payable (Note 6)	15,729	0
Total Liabilities	5,001,677	5,972,840	6,260,427	8,924,381	464,410
Shareholders’ Equity
Preferred Stock, value	0	0	0	0	0
Common Shares, value	96,362	72,591	72,428	65,840	49,737
Additional paid in capital	38,232,457	11,801,146	11,412,399	10,081,394	4,936,456
Shares to be issued (Note 8(xiii))		0	98,900	0	0
Deficit	(14,056,624)	(11,651,980)	(10,647,888)	(12,688,128)	(5,053,982)
Accumulated other comprehensive income	42,149	42,149	42,149	42,149	17,350
Total Shareholders' Equity	24,314,344	263,906	977,988	(2,498,745)	(50,439)
Total Liabilities and Shareholders’ Equity	29,316,021	6,236,746	$ 7,238,415	$ 6,425,636	$ 413,971
Special Voting Preferred Stock [Member]
Shareholders’ Equity
Preferred Stock, value	$ 0	$ 0